Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (2.8%)
	Telephone & Data Systems Inc.	191,381	6,809
*	Yelp Inc.	182,452	6,253
*	fuboTV Inc.	1,306,350	5,042
*	Lumen Technologies Inc.	893,477	3,913
*	EverQuote Inc. Class A	133,484	3,228
*	Clear Channel Outdoor Holdings Inc.	2,612,055	3,056
*	ZipRecruiter Inc. Class A	466,795	2,339
*	Vimeo Inc.	576,050	2,327
*	Anterix Inc.	71,954	1,846
*	Magnite Inc.	70,816	1,708
*	WideOpenWest Inc.	325,042	1,320
*	Mediaalpha Inc. Class A	118,332	1,296
*	Bumble Inc. Class A	194,654	1,283
	Nexstar Media Group Inc.	7,303	1,263
*,1	AST SpaceMobile Inc.	24,915	1,164
*	Bandwidth Inc. Class A	68,748	1,093
	Gray Media Inc.	218,829	991
*	Cargurus Inc.	27,256	912
*	iHeartMedia Inc. Class A	478,484	842
*	AMC Entertainment Holdings Inc. Class A	253,863	787
	Sinclair Inc.	56,560	782
*	EW Scripps Co. Class A	252,951	744
*	Taboola.com Ltd.	182,483	668
*	QuinStreet Inc.	39,997	644
*	Trump Media & Technology Group Corp.	18,202	328
			50,638
Consumer Discretionary (11.5%)
	Travel & Leisure Co.	202,495	10,451
*	National Vision Holdings Inc.	356,030	8,192
	Boyd Gaming Corp.	99,657	7,796
*	Adtalem Global Education Inc.	58,704	7,469
*	Frontdoor Inc.	126,072	7,431
*	Mattel Inc.	364,831	7,194
*	M/I Homes Inc.	62,234	6,978
	Gap Inc.	295,616	6,447
*	Brinker International Inc.	35,372	6,379
*	Urban Outfitters Inc.	84,738	6,147
*	Adient plc	313,296	6,097
	Dana Inc.	338,187	5,800
*	Shake Shack Inc. Class A	38,632	5,432
	Toll Brothers Inc.	47,080	5,373
	Leggett & Platt Inc.	589,966	5,263
	Upbound Group Inc.	193,842	4,865
*	Cavco Industries Inc.	10,070	4,375
*	Five Below Inc.	31,848	4,178
	PVH Corp.	57,193	3,923
	Standard Motor Products Inc.	125,614	3,859
*	Tri Pointe Homes Inc.	117,252	3,746
*	Udemy Inc.	526,003	3,698
	Macy's Inc.	312,721	3,646
*	Light & Wonder Inc.	37,047	3,566
*	Warby Parker Inc. Class A	158,136	3,468
*	Planet Fitness Inc. Class A	30,922	3,372
	ADT Inc.	378,806	3,208
*	Taylor Morrison Home Corp.	50,988	3,132
	OneSpaWorld Holdings Ltd.	129,162	2,634
	Carter's Inc.	84,755	2,554
*	American Axle & Manufacturing Holdings Inc.	602,195	2,457
*	Coursera Inc.	278,631	2,441

		Shares	Market Value ($000)
*	Sally Beauty Holdings Inc.	249,297	2,308
	Wingstop Inc.	6,403	2,156
*	Universal Technical Institute Inc.	61,203	2,074
*	Grand Canyon Education Inc.	10,509	1,986
*	BJ's Restaurants Inc.	42,196	1,882
*	G-III Apparel Group Ltd.	81,315	1,821
*	Hanesbrands Inc.	392,740	1,799
	Strategic Education Inc.	19,937	1,697
*	Stitch Fix Inc. Class A	450,041	1,665
*	Abercrombie & Fitch Co. Class A	20,088	1,664
	American Eagle Outfitters Inc.	172,005	1,655
	Carriage Services Inc.	36,099	1,651
*	Zumiez Inc.	120,963	1,604
*	Dorman Products Inc.	12,686	1,556
	Bloomin' Brands Inc.	173,962	1,498
*	Genesco Inc.	71,048	1,399
*	Carvana Co.	3,918	1,320
*	Accel Entertainment Inc.	107,511	1,265
*	Peloton Interactive Inc. Class A	181,872	1,262
*	Bright Horizons Family Solutions Inc.	10,034	1,240
	Monarch Casino & Resort Inc.	13,128	1,135
*	YETI Holdings Inc.	34,366	1,083
	Wendy's Co.	89,650	1,024
*	Groupon Inc.	30,308	1,014
*	Gentherm Inc.	30,955	876
	Camping World Holdings Inc. Class A	50,150	862
*	ThredUp Inc. Class A	104,494	783
*	ODP Corp.	34,328	622
	Build-A-Bear Workshop Inc.	11,479	592
	Newell Brands Inc.	102,184	552
*	Chegg Inc.	450,928	546
*	Sabre Corp.	122,695	388
*	Funko Inc. Class A	79,229	377
	Movado Group Inc.	22,964	350
*	QVC Group Inc.	72,952	201
			205,478
Consumer Staples (2.6%)
	Turning Point Brands Inc.	138,248	10,475
*	BellRing Brands Inc.	99,874	5,786
	Pilgrim's Pride Corp.	93,846	4,221
	Nu Skin Enterprises Inc. Class A	473,695	3,785
	Coca-Cola Consolidated Inc.	31,587	3,527
	PriceSmart Inc.	31,094	3,266
	Cal-Maine Foods Inc.	26,163	2,607
*	Post Holdings Inc.	21,326	2,325
	Energizer Holdings Inc.	113,033	2,279
*	United Natural Foods Inc.	97,303	2,268
	Calavo Growers Inc.	65,001	1,728
	Fresh Del Monte Produce Inc.	41,304	1,339
*	Herbalife Ltd.	131,952	1,137
*	Boston Beer Co. Inc. Class A	4,338	828
*	USANA Health Sciences Inc.	16,587	506
*	Mission Produce Inc.	31,040	364
*	Hain Celestial Group Inc.	178,774	272
			46,713
Energy (4.0%)
	Matador Resources Co.	225,894	10,780
*	Plains GP Holdings LP Class A	435,310	8,458
	Antero Midstream Corp.	426,096	8,074
	DTE Midstream LLC	68,557	7,535
	SM Energy Co.	261,994	6,474
*	CNX Resources Corp.	169,378	5,705
	Excelerate Energy Inc. Class A	130,838	3,836
	Weatherford International plc	68,074	3,425
*	Oceaneering International Inc.	152,682	3,164
	Berry Corp.	865,501	2,397
*	REX American Resources Corp.	47,328	2,305
*	Gulfport Energy Corp.	11,094	2,232
	NOV Inc.	146,221	1,818

		Shares	Market Value ($000)
*	Hallador Energy Co.	90,299	1,429
*	Oil States International Inc.	257,879	1,382
*	Bristow Group Inc.	25,613	844
	Murphy Oil Corp.	37,138	836
	SandRidge Energy Inc.	54,407	589
*	DMC Global Inc.	55,237	445
	Civitas Resources Inc.	15,357	423
			72,151
Financials (19.4%)
	Popular Inc.	131,017	14,439
	Axis Capital Holdings Ltd.	135,618	14,080
	Zions Bancorp NA	249,476	12,958
	Essent Group Ltd.	210,668	12,794
	Hancock Whitney Corp.	215,052	12,344
*	Enova International Inc.	109,078	12,164
*	NMI Holdings Inc.	281,930	11,895
	Janus Henderson Group plc	300,301	11,664
	Federated Hermes Inc.	262,412	11,630
	MGIC Investment Corp.	405,905	11,300
	Virtu Financial Inc. Class A	250,672	11,228
	CNO Financial Group Inc.	283,895	10,953
	OFG Bancorp	251,242	10,753
	Fulton Financial Corp.	485,573	8,760
	Piper Sandler Cos.	26,447	7,351
	Jackson Financial Inc. Class A	81,618	7,247
	Hanover Insurance Group Inc.	41,217	7,001
	BankUnited Inc.	190,584	6,783
	Synovus Financial Corp.	124,782	6,457
	FNB Corp.	421,680	6,148
	Berkshire Hills Bancorp Inc.	240,121	6,013
	Associated Banc-Corp.	239,963	5,853
	Westamerica BanCorp	116,052	5,622
	First Financial Corp.	94,191	5,104
	Amalgamated Financial Corp.	156,487	4,882
	Stifel Financial Corp.	45,930	4,767
*	Marqeta Inc. Class A	775,214	4,519
	Virtus Investment Partners Inc.	23,421	4,249
*	Palomar Holdings Inc.	26,212	4,043
	Mercury General Corp.	56,021	3,772
	Horizon Bancorp Inc.	243,689	3,748
	Moelis & Co. Class A	59,761	3,724
*	LendingClub Corp.	309,158	3,719
	OneMain Holdings Inc.	64,522	3,678
*	Payoneer Global Inc.	518,476	3,552
	Pathward Financial Inc.	44,626	3,531
	Central Pacific Financial Corp.	123,181	3,453
	Veritex Holdings Inc.	124,537	3,250
	First Hawaiian Inc.	109,213	2,726
	Old Second Bancorp Inc.	151,569	2,689
	UMB Financial Corp.	23,789	2,502
*	Euronet Worldwide Inc.	24,496	2,483
*	Upstart Holdings Inc.	37,796	2,445
	First Financial Bancorp	100,443	2,437
	Banc of California Inc.	167,576	2,354
	United Fire Group Inc.	77,024	2,211
*	Hamilton Insurance Group Ltd. Class B	96,324	2,082
*	PRA Group Inc.	137,350	2,026
	BGC Group Inc. Class A	182,753	1,870
	Byline Bancorp Inc.	69,197	1,850
	James River Group Holdings Ltd.	301,141	1,765
	Universal Insurance Holdings Inc.	63,453	1,759
	Employers Holdings Inc.	36,667	1,730
	Towne Bank	50,056	1,711
*	Bowhead Specialty Holdings Inc.	38,540	1,446
	OceanFirst Financial Corp.	78,733	1,386
	Mercantile Bank Corp.	29,711	1,379
	SouthState Corp.	14,918	1,373
	Heritage Commerce Corp.	134,222	1,333
*	Brighthouse Financial Inc.	23,777	1,278

		Shares	Market Value ($000)
	Stellar Bancorp Inc.	38,799	1,086
*	Remitly Global Inc.	56,042	1,052
	1st Source Corp.	14,567	904
*	Heritage Insurance Holdings Inc.	36,161	902
	S&T Bancorp Inc.	23,851	902
	Northwest Bancshares Inc.	62,969	805
	Acadian Asset Management Inc.	22,829	804
	EVERTEC Inc.	21,959	792
	Provident Financial Services Inc.	45,105	791
*	Metropolitan Bank Holding Corp.	10,876	761
*	Skyward Specialty Insurance Group Inc.	12,960	749
	Flushing Financial Corp.	62,999	748
*	International Money Express Inc.	70,790	714
	Community Trust Bancorp Inc.	12,982	687
	Kemper Corp.	10,142	655
	Enterprise Financial Services Corp.	10,786	594
	Burke & Herbert Financial Services Corp.	8,680	518
	Hanmi Financial Corp.	20,449	505
	International Bancshares Corp.	7,150	476
	First BanCorp (XNYS)	22,563	470
	Hope Bancorp Inc.	43,295	464
*	Coastal Financial Corp.	4,760	461
*	LendingTree Inc.	12,334	457
	Midland States Bancorp Inc.	24,680	427
	TrustCo Bank Corp. NY	11,695	391
	PROG Holdings Inc.	12,302	361
	Oppenheimer Holdings Inc. Class A	5,395	355
	PennyMac Financial Services Inc.	3,530	352
	First Merchants Corp.	8,954	343
			346,789
Health Care (12.5%)
*	Exelixis Inc.	268,965	11,855
	Encompass Health Corp.	84,350	10,344
*	Ionis Pharmaceuticals Inc.	241,198	9,530
*	Ultragenyx Pharmaceutical Inc.	216,076	7,857
*	Option Care Health Inc.	237,250	7,706
*	Tenet Healthcare Corp.	43,633	7,679
*	LivaNova plc	156,193	7,032
*	Insmed Inc.	63,798	6,421
*	Merit Medical Systems Inc.	67,524	6,312
	HealthStream Inc.	215,462	5,962
*	Arrowhead Pharmaceuticals Inc.	372,549	5,886
*	Medpace Holdings Inc.	18,020	5,656
*	Arvinas Inc.	713,321	5,250
*	BioCryst Pharmaceuticals Inc.	541,808	4,855
*	Omnicell Inc.	161,370	4,744
*	Progyny Inc.	213,312	4,693
*	Phreesia Inc.	152,420	4,338
*	REGENXBIO Inc.	523,631	4,299
*	Natera Inc.	24,510	4,141
*	PTC Therapeutics Inc.	82,114	4,010
*	Hims & Hers Health Inc.	77,836	3,880
*	ACADIA Pharmaceuticals Inc.	173,596	3,744
*	Teladoc Health Inc.	426,308	3,713
*	Guardant Health Inc.	70,569	3,672
*	Pediatrix Medical Group Inc.	216,911	3,113
*	Castle Biosciences Inc.	133,712	2,730
*	Elanco Animal Health Inc. (XNYS)	191,127	2,729
*	Enanta Pharmaceuticals Inc.	338,097	2,556
*	Varex Imaging Corp.	281,199	2,438
*	LifeStance Health Group Inc.	461,794	2,387
*	Travere Therapeutics Inc.	161,150	2,385
*	Veracyte Inc.	81,270	2,197
*	Inspire Medical Systems Inc.	15,166	1,968
*	Myriad Genetics Inc.	358,218	1,902
*	Halozyme Therapeutics Inc.	36,207	1,884
*	Relay Therapeutics Inc.	538,024	1,862
*	CareDx Inc.	94,228	1,841
*	10X Genomics Inc. Class A	158,345	1,834

		Shares	Market Value ($000)
*	CorVel Corp.	16,773	1,724
*	Prothena Corp. plc	282,898	1,717
	DENTSPLY SIRONA Inc.	101,778	1,616
*	Amylyx Pharmaceuticals Inc.	238,381	1,528
*	Ardelyx Inc.	384,095	1,506
*	Intellia Therapeutics Inc.	159,024	1,492
	CONMED Corp.	27,905	1,453
*	Arcturus Therapeutics Holdings Inc.	105,063	1,367
*	Kiniksa Pharmaceuticals International plc	49,282	1,364
*,1	Nektar Therapeutics	50,887	1,315
*	CytomX Therapeutics Inc.	555,119	1,260
*	Vir Biotechnology Inc.	249,882	1,259
*	Editas Medicine Inc.	550,676	1,212
*	AnaptysBio Inc.	52,517	1,166
*	Keros Therapeutics Inc.	87,316	1,166
*	Quanterix Corp.	174,239	1,159
*	Arcutis Biotherapeutics Inc.	82,001	1,150
*	Adaptive Biotechnologies Corp.	95,789	1,116
*	Vanda Pharmaceuticals Inc.	234,729	1,108
*	Avanos Medical Inc.	89,862	1,100
*	Arcus Biosciences Inc.	132,066	1,075
*	Pennant Group Inc.	35,721	1,066
*	Apellis Pharmaceuticals Inc.	60,260	1,043
*,1	Agenus Inc.	205,345	938
*	Zimvie Inc.	99,611	931
*	Lantheus Holdings Inc.	10,882	891
*	Alector Inc.	628,627	880
*	Owens & Minor Inc.	94,764	862
*	Aclaris Therapeutics Inc.	592,568	841
*	Bioventus Inc. Class A	126,631	838
*	Inogen Inc.	113,916	801
*	Tango Therapeutics Inc.	144,232	738
*	Alkermes plc	25,589	732
*	Catalyst Pharmaceuticals Inc.	30,216	656
*	AtriCure Inc.	19,295	632
*	Organogenesis Holdings Inc.	170,997	626
*	Ironwood Pharmaceuticals Inc.	844,692	606
*	Iovance Biotherapeutics Inc.	350,556	603
*	RxSight Inc.	45,814	596
*	Xencor Inc.	74,939	589
*	Emergent BioSolutions Inc.	77,756	496
*	AdaptHealth Corp.	46,940	443
*,1	Coherus Oncology Inc.	558,247	408
*	Fate Therapeutics Inc.	364,481	408
	Mesa Laboratories Inc.	3,792	357
*	Pacira BioSciences Inc.	14,545	348
*	4D Molecular Therapeutics Inc.	92,830	344
*	WaVe Life Sciences Ltd.	51,311	334
*	Assembly Biosciences Inc.	17,723	321
*	Evolus Inc.	34,536	318
*	Bridgebio Pharma Inc.	7,194	311
*	Twist Bioscience Corp.	6,996	257
*	Joint Corp.	22,122	255
*	Zentalis Pharmaceuticals Inc.	209,330	243
*	Terns Pharmaceuticals Inc.	64,061	239
*	Cytek Biosciences Inc.	68,886	234
*	Atea Pharmaceuticals Inc.	64,273	231
*	Puma Biotechnology Inc.	67,147	230
*	MacroGenics Inc.	186,617	226
*	Neumora Therapeutics Inc.	235,807	173
*	Pulmonx Corp.	37,157	96
*,1	Inovio Pharmaceuticals Inc.	46,472	95
*	Precision BioSciences Inc.	16,688	70
			224,564
Industrials (19.6%)
	Allison Transmission Holdings Inc.	136,135	12,931
	Primoris Services Corp.	160,874	12,538
	BWX Technologies Inc.	83,933	12,091
	ESCO Technologies Inc.	60,551	11,618

		Shares	Market Value ($000)
	EMCOR Group Inc.	21,646	11,578
	Griffon Corp.	152,652	11,047
*	SkyWest Inc.	104,494	10,760
*	ATI Inc.	122,699	10,594
	Acuity Inc.	34,441	10,275
	Interface Inc.	457,781	9,581
	EnerSys	108,348	9,293
	Applied Industrial Technologies Inc.	38,841	9,029
*	Sterling Infrastructure Inc.	38,839	8,961
	Pitney Bowes Inc.	811,760	8,856
*	Lyft Inc. Class A	480,295	7,569
	Comfort Systems USA Inc.	13,962	7,486
*	Legalzoom.com Inc.	833,007	7,422
	Curtiss-Wright Corp.	14,565	7,116
	Air Lease Corp.	116,072	6,789
*	MasTec Inc.	36,630	6,243
	Mueller Water Products Inc. Class A	257,662	6,194
	Matson Inc.	54,086	6,022
	Greenbrier Cos. Inc.	129,326	5,955
	Federal Signal Corp.	50,138	5,336
	Oshkosh Corp.	42,618	4,839
*	Proto Labs Inc.	119,802	4,797
*	Tutor Perini Corp.	97,658	4,568
	Apogee Enterprises Inc.	111,893	4,543
	Flowserve Corp.	82,796	4,334
	Steelcase Inc. Class A	414,810	4,326
	Ryder System Inc.	27,123	4,312
*	Huron Consulting Group Inc.	30,250	4,161
*	CoreCivic Inc.	195,765	4,125
	UFP Industries Inc.	41,503	4,124
	Trinity Industries Inc.	152,208	4,111
	Brady Corp. Class A	58,029	3,944
	Woodward Inc.	15,634	3,832
	Heidrick & Struggles International Inc.	81,156	3,714
*	Kirby Corp.	31,678	3,593
	Herc Holdings Inc.	26,375	3,473
*	DXP Enterprises Inc.	39,312	3,446
	Worthington Enterprises Inc.	53,940	3,433
	Science Applications International Corp.	28,635	3,225
*	SPX Technologies Inc.	18,259	3,062
*	Resideo Technologies Inc.	136,436	3,010
	Argan Inc.	13,415	2,958
	CSG Systems International Inc.	43,872	2,865
*	Liquidity Services Inc.	111,705	2,635
	Valmont Industries Inc.	7,370	2,407
	Ennis Inc.	132,651	2,406
*	Upwork Inc.	173,636	2,334
*	Energy Recovery Inc.	181,813	2,324
	ABM Industries Inc.	45,579	2,152
*	Great Lakes Dredge & Dock Corp.	175,045	2,134
*	Manitowoc Co. Inc.	174,681	2,100
	Arcosa Inc.	23,732	2,058
	Columbus McKinnon Corp.	132,585	2,025
	UniFirst Corp.	10,254	1,930
*	American Woodmark Corp.	33,926	1,811
	ACCO Brands Corp.	497,382	1,781
*	Gibraltar Industries Inc.	28,622	1,689
	Douglas Dynamics Inc.	42,669	1,257
	Leonardo DRS Inc.	27,055	1,257
	Lindsay Corp.	8,331	1,202
	McGrath RentCorp.	9,907	1,149
	Powell Industries Inc.	5,135	1,081
*	Ducommun Inc.	12,652	1,045
*	MRC Global Inc.	73,148	1,003
	Allient Inc.	26,594	966
*	Sun Country Airlines Holdings Inc.	70,176	825
	Maximus Inc.	11,053	776
*	Allegiant Travel Co.	13,285	730
*	Thermon Group Holdings Inc.	25,127	705
*	NPK International Inc.	79,965	680

		Shares	Market Value ($000)
	Watts Water Technologies Inc. Class A	2,683	660
*	Alaska Air Group Inc.	11,471	568
*	Fluor Corp.	10,599	543
*	Avis Budget Group Inc.	2,793	472
	GATX Corp.	2,799	430
	Barrett Business Services Inc.	9,762	407
	Hexcel Corp.	6,302	356
	WESCO International Inc.	1,716	318
*	Forrester Research Inc.	17,789	176
			350,471
Information Technology (13.4%)
*	Kyndryl Holdings Inc.	293,970	12,335
*	Cirrus Logic Inc.	103,110	10,750
*	Extreme Networks Inc.	564,119	10,126
*	RingCentral Inc. Class A	283,421	8,035
*	Olo Inc. Class A	737,884	6,567
*	Sanmina Corp.	65,595	6,417
*	Credo Technology Group Holding Ltd.	67,179	6,220
*	CommScope Holding Co. Inc.	750,058	6,210
*	Domo Inc. Class B	439,048	6,134
*	Calix Inc.	111,904	5,952
*	Commvault Systems Inc.	34,134	5,951
*	ADTRAN Holdings Inc.	609,224	5,465
*	NETGEAR Inc.	187,559	5,452
*	Fabrinet	17,557	5,174
*	Semtech Corp.	107,986	4,875
*	MaxLinear Inc.	335,911	4,773
	Benchmark Electronics Inc.	118,316	4,594
*	Arlo Technologies Inc.	268,773	4,558
*	Pagaya Technologies Ltd. Class A	194,513	4,147
*	IonQ Inc.	85,923	3,692
*	LiveRamp Holdings Inc.	111,256	3,676
*	Viavi Solutions Inc.	361,045	3,636
	Pegasystems Inc.	63,824	3,455
	OneSpan Inc.	202,219	3,375
*	Ouster Inc.	138,289	3,354
*	Penguin Solutions Inc.	168,819	3,344
*	PROS Holdings Inc.	211,064	3,305
*	Manhattan Associates Inc.	16,188	3,197
*	Asana Inc. Class A	228,168	3,080
*	Impinj Inc.	26,657	2,961
*	ACI Worldwide Inc.	61,885	2,841
*	Harmonic Inc.	297,747	2,820
*	BigCommerce Holdings Inc. Series 1	555,188	2,776
*	Ambarella Inc.	41,983	2,774
*	Xperi Inc.	345,733	2,735
*	Teradata Corp.	122,524	2,734
*	Unisys Corp.	602,571	2,730
*	Sandisk Corp.	56,183	2,548
	Amkor Technology Inc.	113,266	2,377
*	Five9 Inc.	88,496	2,343
	MKS Inc.	21,801	2,166
*	Braze Inc. Class A	74,743	2,100
*	Viasat Inc.	140,230	2,047
*	Yext Inc.	234,607	1,994
*	Workiva Inc.	29,043	1,988
*	CEVA Inc.	90,129	1,981
*	Weave Communications Inc.	237,808	1,979
*	Digital Turbine Inc.	332,249	1,960
*	Sprout Social Inc. Class A	92,301	1,930
*	Intapp Inc.	36,161	1,867
*	DigitalOcean Holdings Inc.	64,980	1,856
*	Alpha & Omega Semiconductor Ltd.	69,408	1,781
*	Appian Corp. Class A	59,468	1,776
*	Rapid7 Inc.	73,033	1,689
	Methode Electronics Inc.	172,725	1,643
*	Itron Inc.	11,631	1,531
*	FormFactor Inc.	42,848	1,474
*	D-Wave Quantum Inc.	100,528	1,472

		Shares	Market Value ($000)
*	SolarEdge Technologies Inc.	71,410	1,457
	Xerox Holdings Corp.	261,927	1,380
*	Corsair Gaming Inc.	143,498	1,353
*,1	Rigetti Computing Inc.	96,710	1,147
	InterDigital Inc.	4,703	1,055
*	Ribbon Communications Inc.	259,000	1,039
*	Q2 Holdings Inc.	10,856	1,016
*	Magnachip Semiconductor Corp.	239,694	954
*	ACM Research Inc. Class A	31,730	822
*	MARA Holdings Inc.	51,655	810
*	Ichor Holdings Ltd.	40,228	790
*	indie Semiconductor Inc. Class A	204,712	729
*	Freshworks Inc. Class A	43,421	647
*	Fastly Inc. Class A	90,933	642
*	Rambus Inc.	9,813	628
*	PDF Solutions Inc.	27,712	592
*	8x8 Inc.	287,962	564
*	Aurora Innovation Inc.	90,847	476
*	Evolv Technologies Holdings Inc.	76,151	475
*	ON24 Inc.	87,168	473
*,1	SoundHound AI Inc. Class A	40,023	429
*	Zeta Global Holdings Corp. Class A	25,540	396
*	Mirion Technologies Inc.	17,745	382
*	Upland Software Inc.	182,511	356
	Clear Secure Inc. Class A	12,710	353
*	Cerence Inc.	32,458	331
*	Ultra Clean Holdings Inc.	14,283	322
*	Onto Innovation Inc.	2,287	231
			240,571
Materials (4.5%)
	Louisiana-Pacific Corp.	107,673	9,259
*	Axalta Coating Systems Ltd.	297,499	8,833
	SunCoke Energy Inc.	902,915	7,756
	Scotts Miracle-Gro Co.	95,680	6,311
	Kaiser Aluminum Corp.	72,900	5,825
	Element Solutions Inc.	218,369	4,946
	Myers Industries Inc.	253,257	3,670
*	Coeur Mining Inc.	397,362	3,520
	Sealed Air Corp.	108,413	3,364
	Innospec Inc.	39,362	3,310
	Carpenter Technology Corp.	9,580	2,648
*	Perimeter Solutions Inc.	178,770	2,488
*	O-I Glass Inc.	159,138	2,346
*	Clearwater Paper Corp.	81,293	2,214
	Minerals Technologies Inc.	40,101	2,208
	United States Lime & Minerals Inc.	21,918	2,187
	Hecla Mining Co.	327,845	1,964
	AdvanSix Inc.	64,955	1,543
	Koppers Holdings Inc.	47,223	1,518
	Sylvamo Corp.	28,099	1,408
*	Constellium SE	76,243	1,014
	Trinseo plc	313,468	978
*	Compass Minerals International Inc.	28,441	571
	Balchem Corp.	3,152	502
	Mativ Holdings Inc.	60,551	413
			80,796
Real Estate (6.3%)
	Brixmor Property Group Inc.	502,960	13,097
	Cousins Properties Inc.	407,025	12,223
	Kite Realty Group Trust	341,624	7,738
	First Industrial Realty Trust Inc.	154,639	7,443
	American Assets Trust Inc.	319,834	6,317
	Alexander & Baldwin Inc.	352,242	6,280
	InvenTrust Properties Corp.	186,666	5,115
	Phillips Edison & Co. Inc.	126,911	4,446
	Summit Hotel Properties Inc.	823,809	4,193
	Urban Edge Properties	216,817	4,046
	Broadstone Net Lease Inc.	216,074	3,468
	Newmark Group Inc. Class A	274,540	3,336

		Shares	Market Value ($000)
*	Uniti Group Inc.	713,779	3,083
	Piedmont Realty Trust Inc.	412,770	3,009
*	Compass Inc. Class A	458,406	2,879
	Chatham Lodging Trust	392,412	2,735
	RLJ Lodging Trust	328,377	2,390
*	Cushman & Wakefield plc	196,245	2,172
	Elme Communities	127,110	2,021
	Universal Health Realty Income Trust	48,660	1,945
	Armada Hoffler Properties Inc.	273,160	1,877
	Acadia Realty Trust	100,185	1,860
	Centerspace	26,461	1,593
	Xenia Hotels & Resorts Inc.	123,160	1,548
*	Paramount Group Inc.	229,208	1,398
	Marcus & Millichap Inc.	30,836	947
	One Liberty Properties Inc.	37,488	894
	Whitestone REIT	64,517	805
*	Anywhere Real Estate Inc.	181,698	658
	Innovative Industrial Properties Inc.	10,585	584
*	RE / MAX Holdings Inc. Class A	67,810	555
	Gladstone Commercial Corp.	31,055	445
	LXP Industrial Trust	43,819	362
	Sila Realty Trust Inc.	14,476	343
*	Howard Hughes Holdings Inc.	5,017	339
	Orion Properties Inc.	152,250	324
			112,468
Utilities (2.9%)
	National Fuel Gas Co.	152,589	12,926
	Avista Corp.	267,217	10,141
	Portland General Electric Co.	221,473	8,998
	Black Hills Corp.	110,640	6,207
	Unitil Corp.	89,130	4,648
	UGI Corp.	79,330	2,889
	Spire Inc.	24,299	1,773
	Northwestern Energy Group Inc.	18,803	965
	XPLR Infrastructure LP	108,772	892
	New Jersey Resources Corp.	15,260	684
	H2O America	9,233	480
	California Water Service Group	6,428	292
			50,895
Total Common Stocks (Cost $1,550,796)			1,781,534
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.355% (Cost $9,049)	90,498	9,049
Total Investments (100.0%) (Cost $1,559,845)			1,790,583
Other Assets and Liabilities—Net (0.0%)			696
Net Assets (100%)			1,791,279
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,267.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,477 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	92	10,082	178

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.